Restatements of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
Prior Period Adjustment [Abstract]
Error Correction [Text Block]
3.	Restatements of Previously Issued Consolidated Financial Statements

During the preparation of its 2022 Annual Report, the Company determined that it had not appropriately accounted for certain historical transactions under GAAP. In accordance with the SEC’s Staff Accounting Bulletin (“SAB”) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company evaluated the materiality of the errors from qualitative and quantitative perspectives, individually and in aggregate, and concluded that the errors were material to the Consolidated Statements of Operations for the quarters ending March 31, 2021, June 30, 2021, September 30, 2021, March 31, 2022, June 30, 2022, and September 30, 2022, and for the annual period ending December 31, 2021. Based on this evaluation, on January 13, 2023, the Company’s Audit Committee, with the concurrence of management, concluded that the Company’s previously issued consolidated financial statements for the aforementioned periods would need to be restated and could no longer be relied upon. The Company has restated the impacted financial statements for each of these periods and presented the effects of the restatement adjustments in its 2022 Annual Report.